Segment information - Simplified statement of cash flows on telecommunication and Orange Bank activities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests	€ 79	€ 68	€ 34
Orange Bank [member]
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests	122	101	65
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Interests paid on lease liabilities	(97)
Significant litigations paid and received	5	(174)	(30)
Telecommunication licenses paid	(334)	(422)	(617)
Repayments of debts relating to financed assets	(17)
Finance leases liabilities repayments		(123)	(96)
Capital increase (decrease) - non-controlling interests	€ (108)	€ (87)	€ (66)